SEGMENT AND GEOGRAPHICAL INFORMATION (Operating Results of Reportable Segments) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenue	$ 164,492	$ 168,812
Depreciation and amortization	828	931
Net profit (loss)	(657)	(1,531)
Total assets	82,452	71,124	$ 73,782
Corporate [Member]
Segment Reporting Information [Line Items]
Revenue
Depreciation and amortization	21	24
Net profit (loss)	(2,841)	(3,097)
Total assets	348	4,035
Airport Security and Other Aviation Services [Member]
Segment Reporting Information [Line Items]
Revenue	152,622	161,839
Depreciation and amortization	665	888
Net profit (loss)	(1,609)	(638)
Total assets	70,890	63,522
Technology [Member]
Segment Reporting Information [Line Items]
Revenue	11,870	6,973
Depreciation and amortization	142	19
Net profit (loss)	3,793	2,204
Total assets	$ 11,214	$ 3,567